Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)		¥ (5,779)		¥ 2,171		¥ (503)
Fair value hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		0		0
Fair value hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		6		3
Fair value hedges | Foreign exchange contracts | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		(1,249)		(3,020)
Fair value hedges | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		32		29
Fair value hedges | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		0		0
Fair value hedges | Options held/written and other | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		0		0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		5,051		(11,506)
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)						(4,313)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)						0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)						157
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0		0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		1,522		775
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		(45)		(241)
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)						115
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)						0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		(585)		457
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)						(156)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		827		(119)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		(6,043)		3,851
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)						(1,816)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)						0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		5,385		(4,349)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)						(639)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		553		413
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative						(8,448)
Gains (losses) recognized in income on hedged item						8,448
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0
Gains (losses) recognized in income on hedged item		0		0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		9,533		(19,805)
Gains (losses) recognized in income on hedged item		(8,990)		18,955
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		438		(187)		(5,538)
Gains (losses) recognized in income on hedged item		(356)		244		5,403
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(5,032)		3,656
Gains (losses) recognized in income on hedged item		3,591		(3,294)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		(27,128)		15,273
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)						4,850
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)						0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		21
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		1,145		1,594
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)						(2,540)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		3,181		4,595
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Write-downs of securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income				2,759
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		(15,840)		13,489
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)						(5,963)
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)						0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)						0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Write-downs of securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income				0
Nondesignated | Other (income) and expense | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		6,980		(1,843)
Nondesignated | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[1]					(912)
Nondesignated | Interest Expense [Member] | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0
Nondesignated | Life Insurance Premiums and Related Investment Income (Loss) [Member] | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(9,412)	[1]	1,257	[2]
Nondesignated | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(13)		159		832
Nondesignated | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		7		7
Nondesignated | Interest rate swap agreements | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0	[1]	0	[2]
Nondesignated | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		12,814		(1,840)
Nondesignated | Foreign exchange contracts | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) and Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[1]					(6,589)
Nondesignated | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		2,085		4,803
Nondesignated | Foreign exchange contracts | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(215)	[1]	204	[2]
Nondesignated | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(2,419)		4,481
Nondesignated | Options held/written and other | Other (income) and expense, Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[1]					710
Nondesignated | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0
Nondesignated | Options held/written and other | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(598)	[1]	402	[2]
Nondesignated | Credit derivatives held | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		1		(6)		¥ 105
Nondesignated | Credit derivatives held | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		¥ 0
Nondesignated | Credit derivatives held | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[1],[2]	¥ 0

[1]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2021 (see Note 26 “Life Insurance Operations”).
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2020 (see Note 26 “Life Insurance Operations”).